Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 3,182	$ 2,103
Fair value of plan assets	$ 2,404	$ 1,191